Class A Ordinary Shares Subject to Possible Redemption (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
CIK0001838821_ARYA Sciences Acquisition Corp IV
Schedule of Class A ordinary shares subject to possible redemption

Gross proceeds	$149,500,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(8,734,896)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	8,147,540
Plus:
Waiver of deferred underwriting commissions	2,616,250
Class A ordinary shares subject to possible redemption at December 31, 2022	151,528,894
Less:
Redemption of Class A ordinary shares	(115,071,882)
Plus:
Adjustment for accretion of Class A ordinary shares subject to possible redemption	4,018,937
Class A ordinary shares subject to possible redemption at December 31, 2023	$40,475,949
Less:
Redemption of Class A ordinary shares	(4,358,804)
Plus:
Adjustment for accretion of Class A ordinary shares subject to possible redemption	902,751
Class A ordinary shares subject to possible redemption at March 31, 2024	$37,019,896
Plus:
Adjustment for accretion of Class A ordinary shares subject to possible redemption	819,027
Class A ordinary shares subject to possible redemption at June 30, 2024	$37,838,923

The Public Shares issued in the Initial Public Offering in connection with the over-allotment exercise were recognized in Class A ordinary shares subject to possible redemption as follows:

Gross proceeds	$149,500,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(8,734,896)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	8,147,540
Plus:
Waiver of deferred underwriting commissions	2,616,250
Class A ordinary shares subject to possible redemption at December 31, 2022	151,528,894
Less:
Redemption of Class A ordinary shares	(115,071,882)
Plus:
Adjustment for accretion of Class A ordinary shares subject to possible redemption	4,018,937
Class A ordinary shares subject to possible redemption at December 31, 2023	$40,475,949